Segment Information_Operating Segments(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 KRW (₩)		Dec. 31, 2016 KRW (₩)	Dec. 31, 2018 USD ($) [5]
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		₩ 10,859,687				₩ 10,192,182		₩ 7,444,942
Intra-segment operating revenues(expenses)		0				0
Sub-total		10,859,687				10,192,182
Net interest income		8,904,928	[1]	$ 8,001,912		8,246,614	[2]	6,715,606
Interest income		13,734,569	[1]	12,341,797		11,919,057	[2]	10,334,959
Interest expense		(4,829,641)	[1]	(4,339,885)		(3,672,443)	[2]	(3,619,353)
Net fee and commission income		2,243,376	[1]	2,015,884		2,050,024		1,584,892
Fee and commission income		3,717,720	[1]	3,340,720		3,988,250		3,150,877
Fee and commission expense		(1,474,344)	[1]	(1,324,836)		(1,938,226)		(1,565,985)
Net insurance income(expense)		490,116	[1]	440,415		593,710		(117,803)
Insurance income		11,975,070	[1]	10,760,722		8,970,992		1,201,352
Insurance expense		(11,484,954)	[1]	(10,320,307)		(8,377,282)		(1,319,155)
Net gains on financial assets/liabilities at fair value through profit or loss		351,303	[1]	315,679		0		0
Net gains on financial assets/liabilities at fair value through profit or loss (under IAS 39)		0	[1]	0		203,724		(321,845)
Net other operating expense		(1,130,036)	[1]	(1,015,443)		(901,890)		(415,908)
General and administrative expenses		(5,918,512)	[1]	(5,318,338)		(5,628,664)		(5,228,711)
Operating profit before provision for credit losses		4,941,175	[1]	4,440,109		4,563,518		2,216,231
Provision for credit losses		(673,694)	[1],[3]	(605,377)	[3]	(548,244)		(539,283)
Net operating income (expense)		4,267,481	[1]	3,834,732		4,015,274		1,676,948
Share of profit of associates and joint ventures		24,260	[1],[3]	21,800	[3]	84,274		280,838
Net other non-operating income		9,791	[1]	8,798		38,876		670,869
Segment profits before income tax		4,301,532	[1]	3,865,330		4,138,424		2,628,655
Income tax expense		(1,239,586)	[1]	(1,113,885)		(794,963)		(438,475)
Profit for the year		3,061,946	[1],[3]	2,751,445	[3]	3,343,461		2,190,180
Profit attributable to shareholders of the Parent Company		3,061,191	[1]	2,750,767		3,311,438		2,143,744
Profit attributable to non-controlling interests		755	[1]	$ 678		32,023		46,436
Total assets	[4]	479,588,298	[5]			436,785,609			$ 430,955,023
Total liabilities	[4]	443,875,271	[5]			402,740,780			$ 398,863,522
Reportable segments [Member]
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		10,859,687				10,192,182		7,444,942
Intra-segment operating revenues(expenses)		0				0
Sub-total		10,859,687				10,192,182
Net interest income		8,904,928				8,246,614
Interest income		13,734,569				11,919,057
Interest expense		(4,829,641)				(3,672,443)
Net fee and commission income		2,243,376				2,050,024
Fee and commission income		3,717,720				3,988,250
Fee and commission expense		(1,474,344)				(1,938,226)
Net insurance income(expense)		490,116				593,710
Insurance income		11,975,070				8,970,992
Insurance expense		(11,484,954)				(8,377,282)
Net gains on financial assets/liabilities at fair value through profit or loss		351,303
Net gains on financial assets/liabilities at fair value through profit or loss (under IAS 39)						203,724
Net other operating expense		(1,130,036)				(901,890)
General and administrative expenses		(5,918,512)				(5,628,664)
Operating profit before provision for credit losses		4,941,175				4,563,518
Provision for credit losses		(673,694)				(548,244)
Net operating income (expense)		4,267,481				4,015,274
Share of profit of associates and joint ventures		24,260				84,274
Net other non-operating income		9,791				38,876
Segment profits before income tax		4,301,532				4,138,424
Income tax expense		(1,239,586)				(794,963)
Profit for the year		3,061,946				3,343,461
Profit attributable to shareholders of the Parent Company		3,061,191				3,311,438
Profit attributable to non-controlling interests		755				32,023
Total assets	[4]	479,588,298				436,785,609
Total liabilities	[4]	443,875,271				402,740,780
Banking service
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		6,579,169				6,245,316		5,454,100
Intra-segment operating revenues(expenses)		274,210				184,863
Sub-total		6,853,379				6,430,179
Net interest income		6,100,722				5,564,784
Interest income		10,019,888				8,508,893
Interest expense		(3,919,166)				(2,944,109)
Net fee and commission income		1,122,748				1,224,689
Fee and commission income		1,422,791				1,471,480
Fee and commission expense		(300,043)				(246,791)
Net insurance income(expense)		0				0
Insurance income		0				0
Insurance expense		0				0
Net gains on financial assets/liabilities at fair value through profit or loss		326,395
Net gains on financial assets/liabilities at fair value through profit or loss (under IAS 39)						(71,207)
Net other operating expense		(696,486)				(288,087)
General and administrative expenses		(3,766,995)				(3,665,822)
Operating profit before provision for credit losses		3,086,384				2,764,357
Provision for credit losses		(93,916)				(115,166)
Net operating income (expense)		2,992,468				2,649,191
Share of profit of associates and joint ventures		49,698				37,571
Net other non-operating income		44,172				(73,467)
Segment profits before income tax		3,086,338				2,613,295
Income tax expense		(827,140)				(438,590)
Profit for the year		2,259,198				2,174,705
Profit attributable to shareholders of the Parent Company		2,259,198				2,174,705
Profit attributable to non-controlling interests		0				0
Total assets	[4]	356,959,258				329,765,927
Total liabilities	[4]	330,291,392				304,442,493
Corporate Banking
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		2,318,812				2,128,913
Intra-segment operating revenues(expenses)		94,910				(18,447)
Sub-total		2,413,722				2,110,466
Net interest income		2,753,928				2,555,780
Interest income		4,267,675				3,584,021
Interest expense		(1,513,747)				(1,028,241)
Net fee and commission income		287,978				235,210
Fee and commission income		381,481				315,994
Fee and commission expense		(93,503)				(80,784)
Net insurance income(expense)		0				0
Insurance income		0				0
Insurance expense		0				0
Net gains on financial assets/liabilities at fair value through profit or loss		13,933
Net gains on financial assets/liabilities at fair value through profit or loss (under IAS 39)						(1,750)
Net other operating expense		(642,117)				(678,774)
General and administrative expenses		(1,091,556)				(974,096)
Operating profit before provision for credit losses		1,322,166				1,136,370
Provision for credit losses		77,224				6,918
Net operating income (expense)		1,399,390				1,143,288
Share of profit of associates and joint ventures		0				0
Net other non-operating income		(65)				1,873
Segment profits before income tax		1,399,325				1,145,161
Income tax expense		(386,764)				(181,936)
Profit for the year		1,012,561				963,225
Profit attributable to shareholders of the Parent Company		1,012,561				963,225
Profit attributable to non-controlling interests		0				0
Total assets	[4]	131,303,734				117,904,269
Total liabilities	[4]	123,880,329				102,224,405
Retail Banking
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		2,989,240				2,710,798
Intra-segment operating revenues(expenses)		0				0
Sub-total		2,989,240				2,710,798
Net interest income		2,960,598				2,647,768
Interest income		4,547,615				3,935,895
Interest expense		(1,587,017)				(1,288,127)
Net fee and commission income		490,447				595,322
Fee and commission income		583,213				668,227
Fee and commission expense		(92,766)				(72,905)
Net insurance income(expense)		0				0
Insurance income		0				0
Insurance expense		0				0
Net gains on financial assets/liabilities at fair value through profit or loss		0
Net gains on financial assets/liabilities at fair value through profit or loss (under IAS 39)						0
Net other operating expense		(461,805)				(532,292)
General and administrative expenses		(1,970,409)				(1,946,640)
Operating profit before provision for credit losses		1,018,831				764,158
Provision for credit losses		(179,229)				(122,107)
Net operating income (expense)		839,602				642,051
Share of profit of associates and joint ventures		0				0
Net other non-operating income		0				0
Segment profits before income tax		839,602				642,051
Income tax expense		(230,891)				(102,059)
Profit for the year		608,711				539,992
Profit attributable to shareholders of the Parent Company		608,711				539,992
Profit attributable to non-controlling interests		0				0
Total assets	[4]	140,814,393				129,438,168
Total liabilities	[4]	152,173,062				147,870,309
Other Banking Services
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		1,271,117				1,405,605
Intra-segment operating revenues(expenses)		179,300				203,310
Sub-total		1,450,417				1,608,915
Net interest income		386,196				361,236
Interest income		1,204,598				988,977
Interest expense		(818,402)				(627,741)
Net fee and commission income		344,323				394,157
Fee and commission income		458,097				487,259
Fee and commission expense		(113,774)				(93,102)
Net insurance income(expense)		0				0
Insurance income		0				0
Insurance expense		0				0
Net gains on financial assets/liabilities at fair value through profit or loss		312,462
Net gains on financial assets/liabilities at fair value through profit or loss (under IAS 39)						(69,457)
Net other operating expense		407,436				922,979
General and administrative expenses		(705,030)				(745,086)
Operating profit before provision for credit losses		745,387				863,829
Provision for credit losses		8,089				23
Net operating income (expense)		753,476				863,852
Share of profit of associates and joint ventures		49,698				37,571
Net other non-operating income		44,237				(75,340)
Segment profits before income tax		847,411				826,083
Income tax expense		(209,485)				(154,595)
Profit for the year		637,926				671,488
Profit attributable to shareholders of the Parent Company		637,926				671,488
Profit attributable to non-controlling interests		0				0
Total assets	[4]	84,841,131				82,423,490
Total liabilities	[4]	54,238,001				54,347,779
Securities
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		997,898				1,074,365		184,856
Intra-segment operating revenues(expenses)		(17,541)				(1,157)
Sub-total		980,357				1,073,208
Net interest income		542,206				598,485
Interest income		819,462				799,380
Interest expense		(277,256)				(200,895)
Net fee and commission income		625,729				551,619
Fee and commission income		734,287				637,630
Fee and commission expense		(108,558)				(86,011)
Net insurance income(expense)		0				0
Insurance income		0				0
Insurance expense		0				0
Net gains on financial assets/liabilities at fair value through profit or loss		(222,014)
Net gains on financial assets/liabilities at fair value through profit or loss (under IAS 39)						179,505
Net other operating expense		34,436				(256,401)
General and administrative expenses		(735,227)				(734,024)
Operating profit before provision for credit losses		245,130				339,184
Provision for credit losses		(9,993)				(23,080)
Net operating income (expense)		235,137				316,104
Share of profit of associates and joint ventures		175				535
Net other non-operating income		13,770				1,794
Segment profits before income tax		249,082				318,433
Income tax expense		(70,222)				(46,732)
Profit for the year		178,860				271,701
Profit attributable to shareholders of the Parent Company		178,850				271,701
Profit attributable to non-controlling interests		10				0
Total assets	[4]	45,086,292				37,351,680
Total liabilities	[4]	40,613,424				32,936,024
Non-life Insurance
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		1,183,394				1,121,108		0
Intra-segment operating revenues(expenses)		(20,529)				18,039
Sub-total		1,162,865				1,139,147
Net interest income		616,173				465,268
Interest income		616,483				465,396
Interest expense		(310)				(128)
Net fee and commission income		(147,041)				(97,828)
Fee and commission income		3,238				1,532
Fee and commission expense		(150,279)				(99,360)
Net insurance income(expense)		611,277				699,873
Insurance income		10,847,323				7,947,262
Insurance expense		(10,236,046)				(7,247,389)
Net gains on financial assets/liabilities at fair value through profit or loss		180,808
Net gains on financial assets/liabilities at fair value through profit or loss (under IAS 39)						40,827
Net other operating expense		(98,352)				31,007
General and administrative expenses		(789,443)				(629,469)
Operating profit before provision for credit losses		373,422				509,678
Provision for credit losses		(14,392)				(8,987)
Net operating income (expense)		359,030				500,691
Share of profit of associates and joint ventures		(16)				0
Net other non-operating income		8,085				11,167
Segment profits before income tax		367,099				511,858
Income tax expense		(104,667)				(181,488)
Profit for the year		262,432				330,370
Profit attributable to shareholders of the Parent Company		262,267				330,286
Profit attributable to non-controlling interests		165				84
Total assets	[4]	34,785,551				32,351,778
Total liabilities	[4]	31,289,705				29,128,747
Credit Card
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		1,524,695				1,276,803		1,269,573
Intra-segment operating revenues(expenses)		(219,680)				(194,167)
Sub-total		1,305,015				1,082,636
Net interest income		1,168,284				1,083,665
Interest income		1,474,376				1,341,150
Interest expense		(306,092)				(257,485)
Net fee and commission income		264,651				132,686
Fee and commission income		1,426,436				1,901,112
Fee and commission expense		(1,161,785)				(1,768,426)
Net insurance income(expense)		18,386				19,948
Insurance income		32,271				33,579
Insurance expense		(13,885)				(13,631)
Net gains on financial assets/liabilities at fair value through profit or loss		3,866
Net gains on financial assets/liabilities at fair value through profit or loss (under IAS 39)						0
Net other operating expense		(150,172)				(153,663)
General and administrative expenses		(404,927)				(370,508)
Operating profit before provision for credit losses		900,088				712,128
Provision for credit losses		(431,032)				(336,884)
Net operating income (expense)		469,056				375,244
Share of profit of associates and joint ventures		202				(462)
Net other non-operating income		(33,062)				(6,882)
Segment profits before income tax		436,196				367,900
Income tax expense		(149,623)				(71,069)
Profit for the year		286,573				296,831
Profit attributable to shareholders of the Parent Company		286,599				296,831
Profit attributable to non-controlling interests		(26)				0
Total assets	[4]	20,528,951				17,658,310
Total liabilities	[4]	16,570,282				13,616,481
Life Insurance
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		113,238				129,513		139,847
Intra-segment operating revenues(expenses)		(26,809)				(20,515)
Sub-total		86,429				108,998
Net interest income		185,094				215,752
Interest income		185,109				215,777
Interest expense		(15)				(25)
Net fee and commission income		(13,163)				(3,612)
Fee and commission income		214				69
Fee and commission expense		(13,377)				(3,681)
Net insurance income(expense)		(139,400)				(141,421)
Insurance income		1,132,155				1,008,329
Insurance expense		(1,271,555)				(1,149,750)
Net gains on financial assets/liabilities at fair value through profit or loss		62,779
Net gains on financial assets/liabilities at fair value through profit or loss (under IAS 39)						7,786
Net other operating expense		(8,881)				30,493
General and administrative expenses		(63,406)				(72,423)
Operating profit before provision for credit losses		23,023				36,575
Provision for credit losses		(464)				(1,692)
Net operating income (expense)		22,559				34,883
Share of profit of associates and joint ventures		0				0
Net other non-operating income		(1,402)				(289)
Segment profits before income tax		21,157				34,594
Income tax expense		(6,332)				(13,508)
Profit for the year		14,825				21,086
Profit attributable to shareholders of the Parent Company		14,825				21,086
Profit attributable to non-controlling interests		0				0
Total assets	[4]	9,680,379				9,125,741
Total liabilities	[4]	9,128,148				8,586,328
Others
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		461,293				345,077		₩ 396,566
Intra-segment operating revenues(expenses)		167,789				171,422
Sub-total		629,082				516,499
Net interest income		291,415				316,277
Interest income		644,975				602,221
Interest expense		(353,560)				(285,944)
Net fee and commission income		385,930				252,813
Fee and commission income		443,455				299,783
Fee and commission expense		(57,525)				(46,970)
Net insurance income(expense)		1				0
Insurance income		0				0
Insurance expense		1				0
Net gains on financial assets/liabilities at fair value through profit or loss		89,059
Net gains on financial assets/liabilities at fair value through profit or loss (under IAS 39)						392
Net other operating expense		(137,323)				(52,983)
General and administrative expenses		(308,559)				(291,240)
Operating profit before provision for credit losses		320,523				225,259
Provision for credit losses		(124,215)				(62,894)
Net operating income (expense)		196,308				162,365
Share of profit of associates and joint ventures		3,104				6,076
Net other non-operating income		16,465				6,582
Segment profits before income tax		215,877				175,023
Income tax expense		(88,372)				(61,610)
Profit for the year		127,505				113,413
Profit attributable to shareholders of the Parent Company		126,021				113,798
Profit attributable to non-controlling interests		1,484				(385)
Total assets	[4]	40,399,287				37,439,753
Total liabilities	[4]	17,441,868				15,137,421
Intra-group Adjustments
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		0				0
Intra-segment operating revenues(expenses)		(157,440)				(158,485)
Sub-total		(157,440)				(158,485)
Net interest income		1,034				2,383
Interest income		(25,724)				(13,760)
Interest expense		26,758				16,143
Net fee and commission income		4,522				(10,343)
Fee and commission income		(312,701)				(323,356)
Fee and commission expense		317,223				313,013
Net insurance income(expense)		(148)				15,310
Insurance income		(36,679)				(18,178)
Insurance expense		36,531				33,488
Net gains on financial assets/liabilities at fair value through profit or loss		(89,590)
Net gains on financial assets/liabilities at fair value through profit or loss (under IAS 39)						46,421
Net other operating expense		(73,258)				(212,256)
General and administrative expenses		150,045				134,822
Operating profit before provision for credit losses		(7,395)				(23,663)
Provision for credit losses		318				459
Net operating income (expense)		(7,077)				(23,204)
Share of profit of associates and joint ventures		(28,903)				40,554
Net other non-operating income		(38,237)				99,971
Segment profits before income tax		(74,217)				117,321
Income tax expense		6,770				18,034
Profit for the year		(67,447)				135,355
Profit attributable to shareholders of the Parent Company		(66,569)				103,031
Profit attributable to non-controlling interests		(878)				32,324
Total assets	[4]	(27,851,420)				(26,907,580)
Total liabilities	[4]	₩ (1,459,548)				₩ (1,106,714)

[1]	The consolidated statement of comprehensive income for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[2]	Regarding reclassification of interest income following the change in accounting policy, interest income for 2016 and 2017, has been restated.
[3]	The consolidated statement of cash flows for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[4]	Assets and liabilities of the reporting segments are amounts before intra-segment transaction adjustment.
[5]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.